BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
BASIC AND DILUTED LOSS PER SHARE
BASIC AND DILUTED LOSS PER SHARE
18.	BASIC AND DILUTED LOSS PER SHARE

	Year ended December 31
	2025	2024
Basic weighted average number of common shares outstanding	234,636,355	194,032,544
Effect of outstanding securities	—	—
Diluted weighted average number of common shares outstanding	234,636,355	194,032,544
Loss and comprehensive loss for the year	$(47,572,620)	$(50,268,354)
Loss per share – basic and diluted	$(0.20)	$(0.26)

For the years ended December 31, 2025 and 2024, the Company incurred net loss and comprehensive loss. As such, diluted loss per share excludes any potential conversion of 7,631,500 (2024 – 10,556,750) share purchase options, 2,694,348 RSU’s (2024 – Nil) and 14,952,035 (2024 – Nil) warrants, as their inclusion would be anti-dilutive.